Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Nov. 25, 2017	Feb. 25, 2017	Feb. 24, 2018	Feb. 25, 2017
Related Party Transaction [Line Items]
Goodwill working capital adjustment	$ 1,800		$ 1,757
Management fee
Related Party Transaction [Line Items]
Management fee expense		$ 600		$ 1,000
(Predecessor) | Former Majority Stockholder, Atkins | Majority Shareholder | Management fee
Related Party Transaction [Line Items]
Percent of consolidated adjusted earnings before interest			2.00%
Minimum | (Predecessor) | Former Majority Stockholder, Atkins | Majority Shareholder | Management fee
Related Party Transaction [Line Items]
Management fee minimum			$ 900
Maximum | (Predecessor) | Former Majority Stockholder, Atkins | Majority Shareholder | Out-of-pocket expenses
Related Party Transaction [Line Items]
Annual reimbursements for out-of-pocket expenses maximum			$ 200